Long-term Debt - Term loan (Details)		1 Months Ended		6 Months Ended	12 Months Ended
	Jul. 05, 2017 USD ($) item	Dec. 31, 2020 USD ($) $ / shares shares	Mar. 31, 2020 USD ($) item $ / shares shares	Jun. 30, 2021 USD ($) M $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) shares	Feb. 12, 2019 $ / shares shares
Debt Instrument [Line Items]
Warrants to purchase shares of common stock | shares						3,386,246
Evolv Technologies Holdings, Inc.
Debt Instrument [Line Items]
Number of monthly payments	36			36
Warrants to purchase shares of common stock | shares		5,127,237	740,991	5,127,237	5,127,237
Warrants exercise price | $ / shares			$ 0.15
Fair value of warrants			$ 100,000
Debt issuances costs			100,000
End-of-term charge			100,000
Evolv Technologies Holdings, Inc. | 2020 SVB Term Loan
Debt Instrument [Line Items]
Face amount of debt		$ 5,000,000.0	5,000,000.0		$ 5,000,000.0
Repayments of debt		8,000,000.0	$ 3,100,000
Number of monthly payments | item			36
Interest rate				5.00%
Warrants to purchase shares of common stock | shares				740,991
Warrants exercise price | $ / shares				$ 0.15
Fair value of warrants				$ 100,000
Debt issuances costs				100,000
End-of-term charge				$ 100,000
Interest expense					100,000
Evolv Technologies Holdings, Inc. | Revolving line of credit outstanding
Debt Instrument [Line Items]
Face amount of debt	$ 1,000,000.0	10,000,000.0	$ 7,000,000.0		10,000,000.0
Maximum borrowing capacity	1,000,000.0	$ 10,000,000.0	7,000,000.0		10,000,000.0
Repayments of debt					$ 3,000,000.0
Interest rate		4.50%			4.50%
Evolv Technologies Holdings, Inc. | 2017 SVB Term Loan
Debt Instrument [Line Items]
Face amount of debt	$ 5,000,000.0		$ 3,100,000
Number of monthly payments | item	36
Interest rate						5.25%
Warrants to purchase shares of common stock | shares							75,000
Warrants exercise price | $ / shares							$ 0.09
Interest expense						$ 200,000
Evolv Technologies Holdings, Inc. | Wall Street Journal Prime Rate
Debt Instrument [Line Items]
Warrants to purchase shares of common stock | shares		1,000,000			1,000,000
Warrants exercise price | $ / shares		$ 0.16			$ 0.16
Fair value of warrants		$ 100,000			$ 100,000
Debt issuances costs					$ 200,000
Evolv Technologies Holdings, Inc. | Wall Street Journal Prime Rate | 2020 SVB Term Loan
Debt Instrument [Line Items]
Spread on variable rate			0.50%
Interest rate			5.00%	0.50%
Evolv Technologies Holdings, Inc. | Wall Street Journal Prime Rate | Revolving line of credit outstanding
Debt Instrument [Line Items]
Spread on variable rate					1.25%
Interest rate		4.50%			4.50%
Evolv Technologies Holdings, Inc. | Wall Street Journal Prime Rate | 2017 SVB Term Loan
Debt Instrument [Line Items]
Spread on variable rate	1.25%
Interest rate	1.25%						5.25%